Balance Sheet Components - Other current assets consist (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Deferred costs with suppliers	$ 6,204	$ 3,589
Prepaid Expense	698	868
Utility program deposits	891	770
Due from related parties	123	483
Other	4	0
Total other current assets	$ 7,920	$ 5,710